Debt (Tables)	12 Months Ended
Dec. 31, 2012
Components Of Long-Term Debt

Long-term debt is comprised of the following:

December 31 (millions)	2012	2011
6.25% senior notes due 2017	$210.0	$–
12 3/4% senior secured notes	–	186.2
12 1/2% senior notes	–	150.6
14 1/4% senior secured notes	–	25.5
Other	.3	(2.6)
Total	210.3	359.7
Less – current maturities	.3	.9
Total long-term debt	$210.0	$358.8